Income Taxes - Profit Before Tax by Geographic Location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Total	€ 4,596	€ 5,600	€ 5,029
Germany
Income Taxes
Total	2,012	3,106	2,788
Foreign
Income Taxes
Total	€ 2,584	€ 2,494	€ 2,241